DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 310
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN
The following description of the Huntington Ingalls Industries Financial Security and Savings Program (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
General — The Plan is a savings and employee stock ownership plan sponsored by Huntington Ingalls Industries, Inc. (the “Company” or “HII”) established on March 31, 2011.
This Plan provides benefits for certain employees who are at least 18 years old, are citizens or residents of the United States of America, and are employed by one of the Company’s affiliates listed in the Plan document. The HII Administrative Committee controls and manages the operation and administration of the Plan. State Street Bank and Trust Company (“State Street” or the “Trustee”) serves as the trustee of the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA").
The Plan maintains all retirement account assets (“FSSP Retirement Account”) and all savings account assets (“FSSP Savings Account”) in the Huntington Ingalls Industries, Inc. Defined Contribution Plans Master Trust (the “DC Master Trust”).
Employee Deposits and Company Contributions — A participant may deposit from 1% to 4% of annual compensation into the FSSP Retirement Account. A participant’s FSSP Retirement Account deposits provide the basis for determining the extent to which the participant is entitled to receive pension benefits under other Company pension plans. A participant who deposits 4% of annual compensation into the FSSP Retirement Account could elect to deposit an additional 1% to 75% into the FSSP Savings Account. The Company matches 50% of a participant’s deposits to the FSSP Savings Account of the first 4% of annual compensation, subject to certain collective bargaining agreements, with such contributions remitted to the participant’s FSSP Savings Account. The aggregate amount of deposits and contributions to the Plan may not exceed the limitations prescribed by the Internal Revenue Code of 1986 (the “Code”).
The Plan provides that certain hired or rehired employees, or an employee transferred into the Plan, is automatically enrolled in the Plan to make deposits of 3% of annual compensation. On each annual anniversary of the enrollment, if the employee has not opted out of the Plan or has not otherwise made an election, the deferral rate increases by 1%, subject to Internal Revenue Service limitations.
Investment of FSSP Retirement Account deposits is directed solely by the HII Investment Committee (the “Investment Committee”). FSSP Savings Account deposits are invested, as designated by the participant, in one or more of the investment funds available under the Plan. Each year the Plan re-allocates current year deposits to ensure that each participant receives his/her eligible maximum pension and Company matching contributions, subject to tax deferral and compensation limits imposed by the Code. Match maximization is performed after the end of the calendar year or upon termination of employment, whichever occurs first. To the extent that deposits are re-allocated from a participant’s FSSP Savings Account to the FSSP Retirement Account, the amount of Company matching contributions on any such re-allocated amounts may be forfeited if the re-allocation reduces a participant’s deposits below the maximum level eligible for Company matching contributions.
Participant Accounts — Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s deposits, any employer contributions, and an allocation of the Plan’s earnings, net of administration expenses, and charged with the participant's withdrawals and an allocation of the Plan’s losses borne by the Plan. Allocations are based on the participant’s account balance, as defined in the Plan document. The benefit to which a participant is entitled is that which can be provided from the participant’s vested account.
Vesting — Plan participants are immediately vested in their own contributions (including any investment earnings thereon). Participants vest at 50% in all Company matching contributions plus earnings thereon after two full years of service and 100% after three full years of service. Full vesting also occurs if a participant (while in the employment of the Company) dies, becomes totally disabled, or terminates employment on or after reaching age 65.
Nonvested amounts of a participant’s Company matching contributions plus investment earnings thereon are forfeited upon termination of employment if the participant takes a distribution of the participant's vested account balance. Otherwise, forfeiture does not occur until the participant has incurred a five-year break in service. Forfeitures for a terminated and re-hired participant may be restored depending on the time elapsed from the termination date and the date that the participant becomes re-employed by the Company.
Forfeited Accounts — Forfeitures of nonvested Company contributions plus earnings thereon may be used to reduce subsequent Company contributions. As of December 31, 2025 and 2024, forfeited nonvested accounts were approximately $109,000 and $52,000. During 2025, employer contributions were reduced by approximately $510,000 due to forfeited nonvested accounts.
Investment Options — Participant deposits to the FSSP Retirement Account are invested in a balanced fund in the DC Master Trust. Once the participant has deposited the maximum 4% of tax deferred compensation into the FSSP Retirement Account, the participant may direct his or her employee deposits and Company matching contributions in the FSSP Savings Account, in 1% increments, to be invested in any of the available investment options. The investment funds are managed by independent investment managers appointed by the Investment Committee. Except for the Stable Value Fund, disclosed in Note 5, there are no redemption restrictions or unfunded commitments.
Participants may change their investment direction in the FSSP Savings Account weekly. Existing account balances can be transferred daily, subject to certain restrictions.
Contributions deposited into each investment fund buy units of that fund based on unit values that are updated daily prior to any Plan transactions, including contributions, withdrawals, distributions, and transfers. The value of each participant’s account within each fund depends on the number of units purchased to date and the current value of each unit.
Notes Receivable from Participants — Participants may borrow from their vested FSSP Savings Account balance a minimum of $1,000, up to a maximum equal to the lesser of $50,000, reduced by the highest outstanding loan balance over the past 12 months, or 50% of their account balance (not including certain Company contributions). A participant may not have more than one outstanding loan at any given time (except for those merged from other plans). Loans are secured by the assignment of the participant’s vested interest in the Plan. The interest rate is fixed on the last business day of each month at the prime rate as determined by the Trustee plus 1%. Repayments are made from payroll deductions (for active employees) or other form of payment (for former employees or employees on leave of absence). The maximum loan period for a regular loan is five years. Participants may obtain 15 year loans if used to acquire a dwelling that is the principal residence of the participant. Loans transferred in as a result of a plan merger may, however, have maximum loan periods greater than 15 years. Loans may be repaid early in full; partial early repayments are not permitted. As of December 31, 2025, participant loans had maturities through 2040 at interest rates ranging from 4.25% to 10.70%.

Payment of Benefits — On termination of employment with the Company (including termination due to death, disability, or retirement), a participant may receive a lump sum payment of FSSP Retirement and/or Savings Account balances (net of any outstanding loan balances). A participant may also delay payment until the age of 73 if the total account balance exceeds $7,000. In addition, a participant has the option of choosing to take the total distribution as an annuity, subject to Plan terms, or, at retirement, to elect a rollover of his or her FSSP Retirement Account to other Company pension plans. Certain partial distributions after termination of employment and before age 59 1/2 are permitted by the Plan. Participants may rollover account balances to individual retirement accounts or another employer’s qualified retirement plan to postpone federal and most state income taxes.
Distributions from the Huntington Ingalls Industries Stock Fund ("HII Stock Fund") may be paid in cash, stock, or a combination of both, depending on the participant’s election.
A participant’s benefit under other Company pension plans is determined by the amount of deposits to the participant’s FSSP Retirement Account. To achieve the maximum retirement benefit under such retirement plans, the Plan provides that employees must, on an annual basis, deposit the lesser of: (i) 4% of their annual compensation, (ii) the 401(k) deferral limit as defined by the Code, (iii) 4% of the pay cap limit as defined by the Code, or (iv) such lesser maximum amount as may result from the application of the nondiscrimination tests.
Withdrawals — A participant may withdraw all or a portion of his or her vested Company matching contributions (plus earnings) and all or a portion of his or her FSSP Savings Account deposits, net of any loan balances outstanding, for any reason after reaching age 59 1/2, or prior to reaching age 59 1/2 in the case of hardship (as described in the Plan document), and such withdrawals are subject to tax withholdings as appropriate.